UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: July 31

Date of reporting period: October 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

MUNICIPAL HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2009

Legg Mason Western Asset Municipal High Income Fund

Schedule of Investments (unaudited)	October 31, 2009

Face Amount	Security	Value
MUNICIPAL BONDS - 98.0%
Alabama - 0.5%
$2,980,000	Baldwin County, AL, Board of Education, AMBAC, 5.000% due 6/1/26	$3,081,946

Alaska - 0.3%
2,300,000	Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport, 8.125% due 5/1/31 (a)	2,048,633

Arizona - 1.1%
2,900,000	Arizona Health Facilities Authority Revenue, Catholic Healthcare West, 6.625% due 7/1/20 (b)	3,048,480
1,000,000	Pima County, AZ, IDA, Educational Revenue, Noah Webster Basic, 6.125% due 12/15/34	826,980
	University Medical Center Corp., AZ, Hospital Revenue:
1,250,000	6.000% due 7/1/24	1,350,700
2,000,000	6.500% due 7/1/39	2,129,620

	Total Arizona	7,355,780

Arkansas - 0.8%
	Arkansas State Development Financing Authority:
4,000,000	Hospital Revenue, Washington Regional Medical Center, 7.375% due 2/1/29 (b)	4,053,320
1,000,000	Industrial Facilities Revenue, Potlatch Corp. Projects, 7.750% due 8/1/25 (a)	1,007,380

	Total Arkansas	5,060,700

California - 10.0%
6,000,000	Barona, CA, Band of Mission Indians, GO, 8.250% due 1/1/20	5,653,980
	California EFA Revenue, College and University Financing Program:
1,440,000	5.000% due 2/1/12	1,415,678
1,595,000	5.000% due 2/1/14	1,518,137
1,670,000	5.000% due 2/1/15	1,555,839
5,000,000	California Health Facilities Financing Authority Revenue, Kaiser Permanante, 5.250% due 4/1/39	4,825,600
	California Statewide CDA Revenue:
1,000,000	East Campus Apartments LLC, 5.625% due 8/1/34	884,000
15,000,000	Lodi Memorial Hospital, California Mortgage Insurance, 5.000% due 12/1/37	13,624,800
	Senior Living-Presbyterian Homes:
1,920,000	4.750% due 11/15/26	1,703,654
6,000,000	4.875% due 11/15/36	5,025,480
3,150,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue, 7.875% due 6/1/42 (b)	3,818,178
22,000,000	M-S-R Energy Authority, CA, 7.000% due 11/1/34	24,985,400
1,250,000	Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project, 5.000% due 9/1/36	1,046,438

	Total California	66,057,184

Colorado - 6.2%
	Colorado Educational & Cultural Facilities Authority Revenue:
	Charter School:
1,245,000	Peak to Peak Project, 7.500% due 8/15/21 (b)	1,363,997
1,500,000	Refunding, Jefferson Project, 6.000% due 6/15/33	1,225,695
2,585,000	Cheyenne Mountain Charter, 5.375% due 6/15/38	2,598,468
	Colorado Health Facilities Authority Revenue:
2,000,000	Christian Living Communities Project, 5.750% due 1/1/37	1,592,420
1,000,000	Parkview Medical Center Project, 6.600% due 9/1/25 (b)	1,101,000
7,000,000	The Evangelical Lutheran Good Samaritan Society, 6.125% due 6/1/38	7,078,680

See Notes to Schedule of Investments.

Legg Mason Western Asset Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Colorado - 6.2% (continued)
$20,000,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue, 6.500% due 11/15/38	$21,252,000
4,000,000	Reata South Metropolitan District, CO, GO, 7.250% due 6/1/37	3,236,360
1,000,000	Southlands, CO, Metropolitan District No. 1, GO, 7.125% due 12/1/34 (b)	1,243,410

	Total Colorado	40,692,030

Connecticut - 0.5%
4,000,000	Connecticut State Development Authority, IDR, AFCO Cargo LLC Project, 8.000% due 4/1/30 (a)	3,652,960

Delaware - 0.1%
1,000,000	New Castle County, DE, Revenue, Newark Charter School Inc. Project, 5.000% due 9/1/36	794,700

District of Columbia - 0.2%
1,000,000	District of Columbia COP, District Public Safety & Emergency, AMBAC, 5.500% due 1/1/19	1,055,710

Florida - 2.8%
1,000,000	Bonnet Creek Resort Community Development District, Special Assessment, 7.500% due 5/1/34	818,280
6,995,000	Gramercy Farms Community, Development District Special Assessment, 5.100% due 5/1/14	3,396,562
1,000,000	Hillsborough County, FL, IDA Revenue, National Gypsum Convention, 7.125% due 4/1/30 (a)	691,590
2,000,000	Miami-Dade County, FL, Solid Waste Systems Revenue, NATL, 5.000% due 10/1/18	2,090,320
2,000,000	Orange County, FL, Health Facilities Authority Revenue, First Mortgage, GF, Orlando Inc. Project, 9.000% due 7/1/31	1,980,780
2,500,000	Reunion East Community Development District, Special Assessment, 7.375% due 5/1/33	1,824,800
	Seminole Tribe Florida Special Obligation Revenue:
5,000,000	5.750% due 10/1/22 (c)	4,884,100
3,000,000	5.250% due 10/1/27 (c)	2,694,150

	Total Florida	18,380,582

Georgia - 6.3%
	Atlanta, GA:
	Development Authority Educational Facilities Revenue, Science Park LLC Project:
5,865,000	5.000% due 7/1/32	5,723,947
2,685,000	5.000% due 7/1/39	2,573,841
15,000,000	Water & Wastewater Revenue, 6.250% due 11/1/39	16,118,400
9,000,000	DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project, 6.125% due 7/1/40	9,875,880
	Gainesville & Hall County, GA:
	Development Authority Retirement Community Revenue, Acts Retirement- Life Communities Inc.:
700,000	6.375% due 11/15/29	736,799
1,085,000	6.625% due 11/15/39	1,148,103
1,500,000	Development Authority Revenue, Senior Living Facilities, Lanier Village Estates, 7.250% due 11/15/29	1,517,910
4,000,000	Marietta, GA, Development Authority Revenue, Life University Inc. Project, 7.000% due 6/15/39	3,661,760

	Total Georgia	41,356,640

Hawaii - 2.7%
	Hawaii State Department of Budget & Finance Special Purpose Revenue:
8,000,000	Hawaiian Electric Co., 6.500% due 7/1/39	8,642,320

See Notes to Schedule of Investments.

Legg Mason Western Asset Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Hawaii - 2.7% (continued)
	Senior Living:
$2,100,000	6.400% due 11/15/14	$2,132,970
6,200,000	7.500% due 11/15/15	6,462,880
800,000	15 Craigside Project, 8.750% due 11/15/29	886,784

	Total Hawaii	18,124,954

Illinois - 3.0%
	Illinois Development Finance Authority Revenue:
2,000,000	Chicago Charter School Foundation Project, 6.250% due 12/1/32 (b)	2,307,280
3,250,000	Citgo Petroleum Corp. Project, 8.000% due 6/1/32 (a)	3,180,060
	Illinois Finance Authority Revenue:
3,000,000	Refunding, Chicago Charter School Project, 5.000% due 12/1/36	2,397,930
2,500,000	Refunding, OSF Healthcare Systems, 5.750% due 11/15/37	2,511,100
9,470,000	Illinois Finance Authority, Student Housing, Revenue, Refunding, Educational Advancement Fund Inc., 5.250% due 5/1/34	7,702,140
1,500,000	Illinois Health Facilities Authority Revenue, Passavant Memorial Area Hospital, 6.000% due 10/1/24 (b)	1,590,735

	Total Illinois	19,689,245

Indiana - 2.1%
2,000,000	Indiana Health Facilities Financing Authority, Hospital Revenue, Riverview Hospital Project, 6.125% due 8/1/31	2,001,420
10,000,000	Indiana Municipal Power Agency Power Supply System Revenue, 6.000% due 1/1/39	10,598,700
1,400,000	Vanderburgh County, IN, Redevelopment Commission, Redevelopment District Tax Increment, 5.250% due 2/1/31	1,252,370

	Total Indiana	13,852,490

Kansas - 0.9%
3,500,000	Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light, 5.250% due 4/1/13 (d)	3,726,345
2,000,000	Overland Park, KS, Development Corp. Revenue, First Tier, 7.375% due 1/1/32 (b)	2,169,880

	Total Kansas	5,896,225

Kentucky - 2.4%
8,500,000	Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc., 5.250% due 10/1/36	8,133,990
7,000,000	Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project, 6.250% due 6/1/39	7,548,520

	Total Kentucky	15,682,510

Louisiana - 1.9%
1,000,000	Epps, LA, COP, 8.000% due 6/1/18	1,005,680
1,965,000	Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA, 6.550% due 9/1/25	1,755,079
6,000,000	Rapides, LA, Finance Authority Revenue, Cleco Power LLC Project, 6.000% due 10/1/11 (a)(d)	6,301,560
4,000,000	St. John Baptist Parish, LA, Revenue, Marathon Oil Corp., 5.125% due 6/1/37	3,640,720

	Total Louisiana	12,703,039

Maryland - 2.2%
1,000,000	Maryland Industrial Development Financing Authority Economic Development Revenue, Our Lady of Good Counsel School, 6.000% due 5/1/35	886,170
3,500,000	Maryland State Economic Development Corp. Revenue, Chesapeake Bay, 7.730% due 12/1/27 (b)	3,554,460

See Notes to Schedule of Investments.

Legg Mason Western Asset Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Maryland - 2.2% (continued)
$5,000,000	Maryland State Economic Development Corp. Student Housing Revenue, University of Maryland College Park Projects, 5.800% due 6/1/38	$4,972,100
	Maryland State Health & Higher EFA Revenue:
	Maryland Institute College of Art:
1,900,000	5.000% due 6/1/21	1,880,202
2,095,000	5.000% due 6/1/24	2,025,467
	Washington Christian Academy:
250,000	5.250% due 7/1/18	160,045
1,170,000	5.500% due 7/1/38	560,734
750,000	Washington County Hospital, 5.750% due 1/1/38	758,198

	Total Maryland	14,797,376

Massachusetts - 3.9%
1,295,000	Boston, MA, Industrial Development Financing Authority Revenue, Roundhouse Hospitality LLC Project, 7.875% due 3/1/25 (a)	1,087,411
15,000,000	Massachusetts Educational Financing Authority Education Loan Revenue, AGC, 6.125% due 1/1/22 (a)	15,628,800
3,000,000	Massachusetts State DFA Revenue, Briarwood, 8.250% due 12/1/30 (b)	3,264,360
	Massachusetts State, HEFA Revenue:
2,000,000	Caritas Christi Obligation, 6.750% due 7/1/16	2,078,680
4,000,000	University of Massachusetts, Memorial Health Care Inc., 5.000% due 7/1/33	3,619,200

	Total Massachusetts	25,678,451

Michigan - 3.8%
3,500,000	Allen Academy, MI, COP, 8.000% due 6/1/33	3,011,820
	Cesar Chavez Academy, COP:
1,635,000	6.500% due 2/1/33	1,385,237
1,600,000	8.000% due 2/1/33	1,603,072
15,000,000	Michigan State Hospital Finance Authority, Refunding Hospital, Sparrow Obligated, 5.000% due 11/15/31	14,197,650
4,000,000	Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.250% due 9/1/39	4,705,280

	Total Michigan	24,903,059

Minnesota - 0.5%
1,670,000	Sartell, MN, Health Care & Housing Facilities Revenue, Foundation for Health Care Project, 8.000% due 9/1/30	1,644,783
	St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project:
475,000	5.000% due 8/1/21	413,521
1,375,000	5.000% due 8/1/36	1,041,714

	Total Minnesota	3,100,018

Missouri - 1.7%
495,000	Kansas City, MO, Tax Increment Financing Commission, Tax Increment Revenue, Maincor Project, 5.000% due 3/1/12	485,516
5,070,000	Missouri State Health & EFA Revenue, St. Lukes Episcopal, 5.000% due 12/1/20	5,114,869
	Raytown, MO, Annual Appropriation Supported Tax, Raytown Live Redevelopment Plan Project 1:
1,000,000	5.000% due 12/1/19	998,390
1,555,000	5.000% due 12/1/20	1,535,438
1,750,000	5.125% due 12/1/25	1,739,517
1,325,000	St. Joseph, MO, IDA, Sewer Systems Improvements Project, 5.000% due 4/1/27	1,352,057

	Total Missouri	11,225,787

See Notes to Schedule of Investments.

Legg Mason Western Asset Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Montana - 0.4%
$3,240,000	Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project, 7.000% due 12/31/19 (a)	$2,653,495

New Hampshire - 0.5%
	New Hampshire HEFA Revenue:
2,000,000	Healthcare System, Covenant Health System, 5.500% due 7/1/34	1,949,800
1,500,000	New Hampshire College, 7.500% due 1/1/31 (b)	1,624,965

	Total New Hampshire	3,574,765

New Jersey - 3.9%
3,750,000	New Jersey EDA, Retirement Community Revenue, SeaBrook Village Inc., 8.250% due 11/15/30 (b)	4,078,650
	New Jersey EDA Revenue, Newark Downtown District Management Corp.:
400,000	5.125% due 6/15/27	337,956
700,000	5.125% due 6/15/37	556,913
	New Jersey Health Care Facilities Financing Authority Revenue, Trinitas Hospital Obligation Group:
9,000,000	5.250% due 7/1/30	7,550,550
5,000,000	7.500% due 7/1/30 (b)	5,269,200
11,000,000	New Jersey State, EDA, Revenue, Refunding, 6.875% due 1/1/37 (a)	8,346,910

	Total New Jersey	26,140,179

New Mexico - 0.8%
	Otero County, NM:
	COP, Jail Project Revenue:
1,630,000	5.750% due 4/1/18	1,486,544
500,000	6.000% due 4/1/23	434,170
500,000	6.000% due 4/1/28	409,425
3,000,000	Jail Project Revenue, 7.500% due 12/1/24	2,965,140

	Total New Mexico	5,295,279

New York - 1.8%
1,000,000	Brookhaven, NY, IDA Civic Facilities Revenue, Memorial Hospital Medical Center Inc., 8.250% due 11/15/30 (b)	1,085,460
2,500,000	Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Refunding, Bard College, 5.000% due 8/1/46	2,092,200
990,000	Herkimer County, NY, IDA, Folts Adult Home, FHA, GNMA, 5.500% due 3/20/40	1,082,278
1,000,000	Monroe County, NY, IDA, Civic Facilities Revenue, Woodland Village Project, 8.550% due 11/15/32 (b)	1,097,340
3,300,000	Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside, 6.700% due 1/1/43	2,819,784
	New York City, NY, IDA, Civic Facilities Revenue:
2,380,000	Amboy Properties Corp. Project, 6.750% due 6/1/20	2,192,432
285,000	Community Hospital Brooklyn, 6.875% due 11/1/10	287,776
1,380,000	Special Needs Facilities Pooled Program, 8.125% due 7/1/19 (b)	1,430,122

	Total New York	12,087,392

North Carolina - 0.3%
1,815,000	North Carolina Medical Care Community, Health Care Facilities Revenue, First Mortgage, DePaul Community Facilities Project, 7.625% due 11/1/29 (b)	1,851,300

Ohio - 0.7%
500,000	Cleveland-Cuyahoga County, OH, Port Authority Revenue, Senior Housing St. Clarence, 6.125% due 5/1/26	423,840

See Notes to Schedule of Investments.

Legg Mason Western Asset Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Ohio - 0.7% (continued)
$2,500,000	Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project, 7.500% due 1/1/30	$2,538,050
2,000,000	Miami County, OH, Hospital Facilities Revenue, Refunding & Improvement Upper Valley Medical Center, 5.250% due 5/15/26	1,860,040

	Total Ohio	4,821,930

Oklahoma - 0.4%
205,000	Oklahoma HFA, Single-Family Mortgage, GNMA, 7.997% due 8/1/18 (a)	217,515
2,200,000	Tulsa, OK, Municipal Airport Revenue, American Airlines, 7.350% due 12/1/11	2,156,616

	Total Oklahoma	2,374,131

Oregon - 0.2%
	Klamath Falls, OR, Inter Community Hospital Authority Revenue:
630,000	Merle West Medical Center, 6.250% due 9/1/31 (b)	725,143
370,000	Unrefunded Balance, Merle West Medical Center, 6.250% due 9/1/31	330,073

	Total Oregon	1,055,216

Pennsylvania - 6.2%
1,000,000	Cumberland County, PA, Municipal Authority Retirement Community Revenue, Wesley Affiliate Services Inc. Project, 7.250% due 1/1/35 (b)	1,180,090
5,000,000	Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project, 6.000% due 1/1/25	4,054,650
3,000,000	Harrisburg, PA, Authority University Revenue, Harrisburg University of Science, 6.000% due 9/1/36	2,651,880
1,000,000	Hazleton, PA, Health Services Authority, Hospital Revenue, St. Joseph’s Medical Center, 6.200% due 7/1/26	921,000
4,000,000	Lackawanna County, PA, GO, AGC, 6.000% due 9/15/34	4,074,160
1,000,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	923,510
3,500,000	Lehigh County, PA, General Purpose Authority Revenue, First Mortgage Bible Fellowship Church Home Inc., 7.750% due 11/1/33	3,530,870
935,000	Northumberland County, PA, IDA Facilities Revenue, NHS Youth Services Inc. Project, 7.500% due 2/15/29	813,637
	Pennsylvania Economic Development Financing Authority:
2,185,000	Exempt Facilities Revenue, Reliant Energy Seward, 6.750% due 12/1/36 (a)	2,248,365
5,000,000	Health Systems Revenue, Albert Einstein Healthcare, 6.250% due 10/15/23	5,225,700
1,000,000	Solid Waste Disposal Revenue, Waste Management Inc. Project, 5.100% due 10/1/27 (a)	940,640
10,000,000	Philadelphia, PA, Hospitals & Higher EFA Hospital Revenue, Temple University Hospital, 6.625% due 11/15/23	10,034,000
4,000,000	Westmoreland County, PA, IDA Revenue, Health Care Facilities, Redstone Highlands Health, 8.125% due 11/15/30 (b)	4,345,440

	Total Pennsylvania	40,943,942

Puerto Rico - 2.7%
7,500,000	Puerto Rico Electric Power Authority, Power Revenue, 5.250% due 7/1/25	7,672,275
10,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, 6.000% due 8/1/42	10,487,500

	Total Puerto Rico	18,159,775

Rhode Island - 0.1%
1,000,000	Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue Refunding, 7.250% due 7/15/35	758,140

See Notes to Schedule of Investments.

Legg Mason Western Asset Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
South Carolina - 0.6%
$2,000,000	Newberry County, SC, Special Source Revenue, Refunding J.F. Hawkins Nursing Home, Radian, 5.000% due 3/1/30	$1,745,520
2,000,000	Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project, 6.100% due 4/1/23 (a)	1,974,680

	Total South Carolina	3,720,200

Tennessee - 3.5%
1,500,000	Clarksville, TN, Natural Gas Acquisition Corp. Gas Revenue, 5.000% due 12/15/21	1,395,300
4,820,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, University Health Systems Inc., 5.000% due 4/1/18	4,861,356
1,000,000	Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project, 5.750% due 9/1/37	791,790
17,000,000	Tennessee Energy Acquisition Corp., Gas Revenue, 5.250% due 9/1/26	16,107,330

	Total Tennessee	23,155,776

Texas - 15.7%
5,025,000	Austin-Bergstrom, TX, Landhost Enterprises Inc., Airport Hotel, Senior, 6.750% due 4/1/27 (e)	3,332,831
2,250,000	Brazos River Authority Texas PCR, TXU Co., 8.250% due 5/1/33 (a)(c)	1,384,425
11,500,000	Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co., 5.900% due 5/1/28 (a)(d)	11,530,360
	Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project:
12,385,000	5.950% due 5/15/33 (a)(f)	12,215,078
1,000,000	6.625% due 5/15/33 (a)	1,017,690
3,000,000	Burnet County, TX, Public Facility Project Revenue, 7.750% due 8/1/29	3,040,890
1,665,000	Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement, 6.375% due 5/1/35 (a)	1,180,702
105,000	Denton County, TX, Reclamation Road District, 8.500% due 6/1/16	99,982
1,400,000	Garza County, TX, Public Facility Corp., 5.500% due 10/1/19	1,304,604
3,000,000	Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project, 7.500% due 10/1/12 (a)(d)	3,086,070
5,135,000	Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine, 5.625% due 11/15/32	4,660,218
6,645,000	Houston, TX, Airport Systems Revenue, Special Facilities, Continental Airlines Inc. Project, 6.125% due 7/15/27 (a)	5,568,776
	Maverick County, TX, Public Facility Corp. Project Revenue:
635,000	6.250% due 2/1/24	560,095
520,000	6.375% due 2/1/29	440,788
	Midlothian, TX, Development Authority, Tax Increment Contract Revenue:
3,000,000	7.875% due 11/15/26 (b)	3,386,460
2,500,000	6.200% due 11/15/29	2,488,575
1,065,000	Refunding, Subordinated Lien, 5.125% due 11/15/26	849,178
	North Texas Tollway Authority Revenue:
10,000,000	5.750% due 1/1/33	10,161,700
2,000,000	6.250% due 1/1/39	2,111,040
10,000,000	5.750% due 1/1/40	10,142,000
1,995,000	Port Corpus Christi, TX, Celanese Project, 6.450% due 11/1/30	2,022,052
	San Leanna Educational Facilities Corp., Education Revenue, Saint Edwards University Project:
1,000,000	5.000% due 6/1/20	1,002,460
2,000,000	5.125% due 6/1/22	2,008,020

See Notes to Schedule of Investments.

Legg Mason Western Asset Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Texas - 15.7% (continued)
$1,100,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Northwest Senior Housing Edgemere Project, 5.750% due 11/15/12	$1,146,123
5,000,000	Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project, 9.000% due 10/1/30	5,207,100
6,155,000	Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, 6.250% due 12/15/26	6,371,164
1,000,000	Texas State Public Finance Authority, Charter School Finance Corp. Revenue, Uplift Education, 5.875% due 12/1/36	951,280
	Willacy County, TX:
3,615,000	Local Government Corp. Revenue, 6.875% due 9/1/28	3,018,597
	PFC Project Revenue:
3,000,000	8.250% due 12/1/23	2,779,440
690,000	County Jail, 7.500% due 11/1/25	607,352

	Total Texas	103,675,050

U.S. Virgin Islands - 1.2%
7,500,000	Virgin Islands Public Finance Authority Revenue, Matching Fund Loan, 6.750% due 10/1/37	7,943,775

Virginia - 3.1%
1,020,000	Alexandria, VA, Redevelopment & Housing Authority, MFH Revenue, Parkwood Court Apartments Project, 8.125% due 4/1/30	951,486
1,000,000	Broad Street CDA Revenue, 7.500% due 6/1/33	896,930
6,000,000	Chesterfield County, VA, EDA, Solid Waste and Sewer Disposal Revenue, Virginia Electric Power Co. Project, 5.600% due 11/1/31 (a)	5,881,080
	Virginia Beach, VA, Development Authority MFH Revenue, Residential Rental:
2,380,000	Hampton Project, 7.500% due 10/1/39 (a)	2,252,932
2,380,000	Mayfair Project, 7.500% due 10/1/39 (a)	2,252,932
7,500,000	Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance, 7.750% due 7/1/38	8,590,125

	Total Virginia	20,825,485

West Virginia - 1.6%
11,450,000	Pleasants County, WV, PCR, Refunding County Commission Allegheny, 5.250% due 10/15/37	10,718,460

Wisconsin - 0.4%
	Wisconsin State HEFA Revenue:
1,000,000	Aurora Health Care, 6.400% due 4/15/33	1,018,150
1,500,000	Marshfield Clinic, 6.000% due 2/15/25	1,512,840

	Total Wisconsin	2,530,990

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $651,443,880)	647,475,299

SHORT-TERM INVESTMENTS - 0.6%
Alaska - 0.1%
500,000	Valdez, AK, Marine Term Revenue, Exxon Pipeline Co. Project, 0.170%, 11/2/09 (g)	500,000

Illinois - 0.2%
1,400,000	Illinois Development Finance Authority Revenue, Chicago Educational Television Association, LOC-LaSalle Bank N.A., 0.300%, 11/4/09 (g)	1,400,000

Massachusetts - 0.0%
200,000	Massachusetts State, HEFA Revenue, Museum of Fine Arts, SPA-Bank of America N.A., 0.200%, 11/2/09 (g)	200,000

See Notes to Schedule of Investments.

Legg Mason Western Asset Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Face Amount	Security	Value
Missouri - 0.2%
$1,080,000	Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Bank of America N.A., 0.180%, 11/2/09 (g)	$1,080,000

Virginia - 0.1%
700,000	Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, FSA, SPA- Wachovia Bank N.A., 0.200%, 11/2/09 (g)	700,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,880,000)	3,880,000

	TOTAL INVESTMENTS - 98.6% (Cost - $655,323,880#)	651,355,299

	Other Assets in Excess of Liabilities - 1.4%	9,531,713

	TOTAL NET ASSETS - 100.0%	$660,887,012

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Maturity date shown represents the mandatory tender date.

(e)	The coupon payment on these securities is currently in default as of October 31, 2009.

(f)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2009.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Community Development Authority
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FSA	— Financial Security Assurance - Insured Bonds
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFH	— Multi-Family Housing
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

See Notes to Schedule of Investments.

Legg Mason Western Asset Municipal High Income Fund

Schedule of Investments (unaudited) (continued)	October 31, 2009

Summary of Investments by Industry *

Health care	24.4%
Industrial revenue	17.3%
Education	12.9%
Power	11.8%
Pre-refunded/escrowed to maturity	7.8%
Transportation	4.6%
Special tax obligation	4.6%
Leasing	3.9%
Solid waster/resource recovery	3.5%
Water & sewer	3.0%
Other	2.6%
Local general obligation	2.1%
Housing	0.9%
Short-term investments	0.6%
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of October 31, 2009 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡

AAA/Aaa	3.5%
AA/Aa	3.0%
A	30.8%
BBB/Baa	32.1%
BB/Ba	7.3%
B	0.7%
CCC/Caa	1.6%
A-1/VMIG1	0.6%
NR	20.4%
100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the lowest rating category received from an NRSRO.

See pages 11 and 12 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Municipal High Income Fund (formerly known as Legg Mason Partners Municipal High Income Fund) (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Descriptions†	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds	—	$647,475,299	—	$647,475,299
Short-term investments	—	3,880,000	—	3,880,000

Total investments	—	$651,355,299	—	$651,355,299

†	See Schedule of Investments for additional detailed categorizations.

(b) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At October 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,342,714
Gross unrealized depreciation	(32,311,295)

Net unrealized depreciation	$(3,968,581)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”). ASC Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At October 31, 2009, the Fund did not have any derivative instruments outstanding.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: December 23, 2009

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: December 23, 2009